OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposit-long-term	¥ 3,760	$ 530	¥ 6,249
Advance to hospitals-noncurrent	1,325	187	1,002
Others	6,341	892	7,842
Other non-current assets	¥ 11,426	$ 1,609	¥ 15,093